Related Party Transactions (Details) - BRL (R$) R$ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Operating leasing non current		R$ 185	R$ 182
Assets 1 [Member] | Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		3	4
Provision of services		1	1
Assets 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transmission charges		3	2
Assets 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Interest on Equity, and dividends			4
Assets 1 [Member] | Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Interest on Equity, and dividends			4
Assets 1 [Member] | Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy			1
Interest on Equity, and dividends			6
Assets 1 [Member] | Governodo Estadode Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Customers and traders		45	37
Accounts Receivable		13	13
Assets 1 [Member] | Fip Melbourne [Member]
IfrsStatementLineItems [Line Items]
Other credits			161
Assets 1 [Member] | F I C Pampulha [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		351	294
Marketable securities		771	1,743
Marketable securities non current			7
Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Operating leasing		27	26
Operating leasing non current		187	179
Liabilities 1 [Member] | Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		22	19
Provision of legal services		59	55
Liabilities 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		31	30
Liabilities 1 [Member] | Paracambi [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		2	2
Liabilities 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy		3	3
Liabilities 1 [Member] | Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy			1
Liabilities 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Transmission charges		12	12
Liabilities 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Post-employment obligations	[1]	126	199
Post-employment obligations	[1]	2,230	2,120
Liabilities 1 [Member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Health plan and dental plan current	[2]	230	218
Health plan and dental plan non current	[2]	2,830	3,156
Revenue 1 [Member] | Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		49	56
Provision of services		7	6
Revenue 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transmission charges		30	26
Revenue 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy		2	1
Revenue 1 [Member] | Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Transactions with energy		2	2
Revenue 1 [Member] | Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		5	7
Revenue 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Provision of services		2	1
Revenue 1 [Member] | Alianca [member]
IfrsStatementLineItems [Line Items]
Transmission charges		1	1
Revenue 1 [Member] | Governodo Estadode Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Customers and traders		194	166
Accounts Receivable			3
Revenue 1 [Member] | F I C Pampulha [Member]
IfrsStatementLineItems [Line Items]
Marketable securities		26	77
Expenses 1 [Member]
IfrsStatementLineItems [Line Items]
Operating leasing		(33)	(31)
Expenses 1 [Member] | Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		(234)	(222)
Provision of legal services		(3)	(3)
Expenses 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		(278)	(260)
Expenses 1 [Member] | Paracambi [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		(30)	(33)
Expenses 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy		(47)	(46)
Expenses 1 [Member] | Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		(6)	(6)
Expenses 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Connection charges		(6)	(4)
Transmission charges		(138)	(135)
Expenses 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Post-employment obligations	[1]	(280)	(285)
Supplementary pension contributions - Defined contribution plan	[3]	(81)	(80)
Administrative running costs	[4]	(40)	(36)
Expenses 1 [Member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Health plan and dental plan current	[2]	R$ (388)	R$ (385)

[1]	Forluz's contracts are adjusted by the Broad National Consumer Price Index - IPCA of the Brazilian Institute of Geography and Statistics - IBGE, plus interest of 6% per year and will be amortized until 2031 (see note 15);
[2]	Post-employment obligations related to the employees' health and dental plan (see note 15).
[3]	Company's contributions to the Pension Fund regarding the employees participating in the Mixed Plan and calculated over monthly remunerations in conformity with the Fund's regulation;
[4]	Funds for the annual administrative funding of the Pension Fund in accordance with the specific legislation for the sector. The amounts are estimated as a percentage of the Company's payroll;